Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Aug. 13, 2024
Document Information Line Items
Entity Registrant Name	HUB Cyber Security Ltd.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		30,459,736
Amendment Flag	true
Amendment Description	HUB Cyber Security Ltd. (the “Company”) is filing this Amendment No. 1 (this “Amendment No. 1”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “Original Form 20-F”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2024 (the “Original Filing Date”), to address comments from the Staff of the SEC in relation to the Original Form 20-F and to correct a few typographical errors. This Amendment No. 1 speaks as of the Original Filing Date of the Original Form 20-F (unless otherwise noted or as the context otherwise requires). Except as described above, no changes have been made to the Original Form 20-F, and this Amendment No. 1 does not modify, amend or update the other information contained in the Original Form 20-F. This Amendment No. 1 does not reflect any events that have occurred on or after the Original Filing Date. Among other things, the Company has not revised forward-looking statements made in the Original Form 20-F to reflect events that occurred or facts that became known to the Company after the Original Filing Date. Therefore, this Amendment No. 1 should be read in conjunction with the Original Form 20-F.
Entity Central Index Key	0001905660
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41634
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 Kaplan St
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6473403
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	2 Kaplan St
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6473403
Contact Personnel Name	Noah Hershcoviz
City Area Code	+972
Local Phone Number	3-791-3200
Ordinary shares, no par value
Document Information Line Items
Trading Symbol	HUBC
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Document Information Line Items
Trading Symbol	HUBCW
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares one
Document Information Line Items
Trading Symbol	HUBCZ
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ